Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
INVENTORIES, NET
5.	INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2022	2023
	$	$
Raw materials	5,779	5,276
Work in process	301	199
Finished goods	79	1,098
	6,159	6,573
Less: provision	(1,924)	(3,017)

Inventories, net	4,235	3,556

Provisions were $1,924 and $3,017 as of December 31, 2022 and 2023, respectively, due to obsolescence including the inventories from previous years.